DERIVATIVE WARRANTS LIABILITIES (Details Narrative) - CAD ($)										3 Months Ended
	Apr. 17, 2025	Feb. 28, 2025	Feb. 26, 2025	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024	Mar. 14, 2024	Dec. 21, 2023	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Warrants issued									2,884,616
Stockholders equity reverse stock split description	one (1) for five hundreds (500) reverse stock split			1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Adjusted warrants exercise price per share		$ 0.76	$ 0.76
Shares issuable upon exercise of warrants			123,253,146
Change in fair value of derivative warrants liabilities										$ 7,314,179
Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued		4,076,736						134,166,665
Shares issuable upon exercise of warrants		201,315,663
Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued		4,076,736						268,333,330
Shares issuable upon exercise of warrants		27,960,512
March 2024 A warrants and B warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants				$ 8.1782		$ 1.3643
Conversion of warrants into common stock price per share				31.7		14.21
New warrants [member]
IfrsStatementLineItems [Line Items]
Warrants converted			2,495,933
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants				8.1782		1.3643
Conversion of warrants into common stock price per share				$ 31.7		$ 72.42
Stockholders equity reverse stock split description				1:17 reverse stock split
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Warrants issued									183,414
Exercise price of warrants									$ 8.1782
Post reverse split [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued								41,538
Post reverse split [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued								83,075